Schedule of income taxes (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Deferred tax assets, net:
Net operating loss carryforwards	$ 422,000	$ 141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	193,000	155,000
Deferred tax assets	642,000	313,000
Deferred tax liability
Unrealized gain	1,696,000	746,000
Net deferred tax liability	$ (1,054,000)	$ (433,000)